SUPPLEMENTAL CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Nov. 18, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Land	$ 8,262,784	$ 7,209,933			$ 3,354,119
Real property interests	344,151,652	285,411,441			251,760,134
Total land and real property interests	352,414,436	292,621,374			255,114,253
Accumulated amortization of real property interests	(12,387,800)	(8,507,384)			(3,942,232)
Land and net real property interests	340,026,636	284,113,990			251,172,021
Investments in receivables, net	8,305,178	8,665,274			9,085,281	$ 9,743,976
Cash and cash equivalents	273,090	311,108		$ 477,268	1,037,327	25,248,137	$ 158,559
Rent receivables, net	763,743	212,015			152,287
Due from Landmark and affiliates	2,111,822	659,722			648,701
Deferred loan cost, net	4,016,540	5,320,093		$ 657,448	5,318,485
Deferred rent receivable	678,768	483,638			234,245
Derivative assets					459,278
Other intangible assets, net	9,360,484	7,529,851			6,876,505
Other assets	150,433	399,222
Total assets	365,686,694	307,694,913			274,984,130
Liabilities and equity
Revolving credit facility	164,500,000	74,000,000
Secured debt facility	39,704,988	70,782,005			139,635,210
Accounts payable and accrued liabilities	635,324	279,458			1,036,830
Due to Landmark and affiliates					583,689
Other intangible liabilities, net	12,159,001	10,524,814			9,113,511
Prepaid rent	3,039,957	2,540,067			2,068,155
Derivative liabilities	2,400,877	377,304			193,101
Total liabilities	$ 222,440,147	$ 158,503,648			$ 152,630,496
Commitments and contingencies
Equity	$ 143,246,547	$ 149,191,265	$ 129,523,472		$ 122,353,634	$ 135,493,312	$ 42,358,511
Total liabilities and equity	$ 365,686,694	$ 307,694,913			$ 274,984,130